Business Combinations (Details) - Schedule of acquisition consideration $ in Thousands	Dec. 31, 2021 USD ($)
Business Combinations (Details) - Schedule of acquisition consideration [Line Items]
Cash paid	$ 95,000
Contingent consideration liability	21,705	[1]
Deferred consideration	13,788	[2]
Settlement of preexisting relationship	(3,786)	[2]
Total acquisition cost	126,707
FDA-Licensed Plasma Collection Center [Member]
Business Combinations (Details) - Schedule of acquisition consideration [Line Items]
Cash paid	1,404
Payables for acquisition	210	[3]
Total acquisition cost	$ 1,614

[1]	Pursuant to the Saol APA, and in addition to the cash paid at closing, the Company agreed to pay up to $50,000 thousand of contingent consideration subject the achievement of sales thresholds for the period commencing on the Acquisition Date and ending on December 31,2034. The Company may be entitled for up to $3,000 thousands credit deductible from the contingent consideration payments due for the years 2023 through 2027, subject to certain conditions as defined in the agreement between the parties. The contingent consideration totaled $21,705 thousands, which represents its fair value (Level 3) at the acquisition date, based on an Option Pricing Method (OPM), “Monte Carlo Simulation” model.
[2]	Pursuant to the Saol APA, the Company acquired inventory valued at $14,199 thousand and agreed to pay it in ten quarterly installments of $1,500 thousand, each or the remaining balance at the final installment. Such deferred inventory consideration totaled $13,788 thousand which represents the Fair value (Level 2) at the acquisition date. The interest rate used to calculate such fair value was based on the Company’s cost of debt which was estimated based on the long-term bank loan obtained to partially fund the acquisition. Refer to note 15.
[3]	The acquisition consideration totaled $1,654 thousands, of which an amount of $1,404 thousands was paid at closing, and the balance of $250 thousands will be paid on March 31, 2022. The fair value of such deferred consideration was estimated at $210 as of the date of acquisition.